Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or Loss [abstract]
Income (Loss) per share (diluted)	€ (0.24)	€ (0.14)	€ (0.40)	€ (0.38)